Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net loss before income taxes:	$ (32,275,070)	$ (11,657,674)
Statutory income tax rate	26.50%	26.50%
Income tax benefit	$ (8,552,894)	$ (3,089,284)
Non-deductible items	7,671,563	1,664,757
Non-taxable items	(759,559)	(3,420,469)
Foreign rate differential	1,630,735	(323,877)
Unrecognized loss carryforwards	10,155	5,168,873
Deferred tax assets and liabilities